Right-of-use assets - Carrying amounts of lease liabilities and the movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Right-of-use assets.
Beginning balance	€ 18,724	€ 21,205	€ 21,704
Additions	204	1,452	3,654
Interest expenses	637	584	865
Disposals		(273)
Payments	(4,129)	(4,244)	(5,018)
Ending balance	15,436	18,724	21,205
Current lease liabilities.	2,311	3,330	3,528	€ 3,528
Non-current lease liabilities.	€ 13,125	€ 15,394	€ 17,677	€ 17,677